INTANGIBLE ASSETS - Identifiable intangible assets acquired (Details) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Intangible Assets Disclosure [Abstract]
Trade secrets and developed technologies (Weighted average life of 7 years)			$ 3,775,889	$ 9,430,900
Patents (Weighted average life of 5 years)			34,257	34,257
Intellectual property (Weighted average life of 5 years)		584,080
Total identifiable intangible assets-Gross carrying value		584,080	3,810,146	9,465,157
Less: Accumulated amortization		(48,674)	(3,810,146)	(3,537,302)
Less: Impairment charges		(114,730)		(5,655,011)
Intangible assets, net	$ 351,328	$ 420,676		$ 272,844